Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Financial Instruments And Derivative Insturments [Abstract]
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2011	2012	2011	2012

Interest Rate	Derivative liabilities / Current liabilities	—	—	$2,237	$591

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	10,130	8,978

	Total Derivatives	$—	$—	$12,367	$9,569

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of (Loss) Recognized on Derivatives
	Year ended December 31,
	2011	2012
Foreign Exchange Forward Contracts	$(155)	$-
Interest Rate Contracts	(12,336)	(5,384)
Net (Loss) Recognized	$(12,491)	$(5,384)

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2011	2012
Derivative instruments – liability position	12,367	9,569

As of December 31, 2011 and 2012, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheet.

Interest rate derivatives schedule
Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2011 and 2012 are presented in the table below:

				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility			Rate	2011	2012
Marindou (1)	January 14, 2008	January 14, 2013	3.9500%	$27,253	$25,759
Petra (1)	February 19, 2008	January 18, 2013	2.8850%	30,471	28,271
Pemer (1)	March 07, 2008	March 07, 2013	2.7450%	30,468	28,268
Marinouki (1)	March 19, 2008	March 05, 2013	2.7300%	27,695	26,051
Avstes (1)	April 25, 2008	April 18, 2013	3.8900%	27,342	25,684
Staloudi (1)	January 07, 2009	January 07, 2012	3.3850%	45,680	0
Eniadefhi (1)	April 01, 2009	February 12, 2014	3.3500%	39,375	37,125
Marathassa (2)	November 23, 2009	November 23, 2012	1.6500%	16,565	0
Maxdodeka (2)	February 01, 2010	February 01, 2013	3.9100%	32,250	30,600
Kerasies (2)	December 14, 2010	December 14, 2015	1.6500%	33,066	30,932
Maxpente (2)	January 31, 2011	January 31, 2015	1.2200%	38,200	36,400
Eniaprohi (2)	November 14, 2011	November 14, 2014	1.4000%	37,776	35,552
Soffive (2)	November 20, 2011	November 20, 2014	1.3500%	37,200	34,800
Pelea (2)	December 15, 2011	December 15, 2016	2.0500%	36,461	34,935
Marathassa (2)	November 23, 2012	November 21, 2015	1.9500%	14,935	14,935
Staloudi (2)	January 09, 2012	January 07, 2015	1.4500%	43,860	42,040
Maxdekatria (2)	September 28, 2012	September 28, 2017	0.9000%	0	20,800
Marindou (2)	January 14, 2013	January 16, 2018	1.6000%	28,500	28,500
Marinouki (2)	March 05, 2013	March 05, 2018	1.4800%	0	25,174

Total				$547,097	$505,826